UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period ________ to ________

Date of Report (Date of earliest event reported) ________

Commission File Number of securitizer: ________

Central Index Key Number of securitizer: ________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:
0001656603

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ORBIT AIRCRAFT LEASING LTD.

(Exact name of issuing entity as specified in its charter)

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Central Index Key Number of issuing entity (if applicable): 0001656670

Central Index Key Number of underwriter (if applicable): Not applicable

Mark Allen
+353 1 859 9000
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated October 28, 2015, of KPMG, which report sets forth the findings and conclusions, as applicable, of KPMG with respect to certain agreed-upon procedures performed by KPMG.

EXHIBIT INDEX

99.1	KPMG Independent Accountants’ Report on Applying Agreed-Upon Procedures

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  October 30, 2015

SMBC AVIATION CAPITAL LIMITED.
(Depositor)

By:	/s/ Catherine Ennis
Name: Catherine Ennis
Title: Director